OFF-BALANCE SHEET RISK AND COMMITMENTS (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Financial instruments whose contract represents credit risk	$ 50,550
Undisbursed Lines of Credit [Member]
Financial instruments whose contract represents credit risk	49,853
Letters of Credit [Member]
Financial instruments whose contract represents credit risk	$ 697